SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Authorized percentage to issue outstanding common shares from treasury (as a percent	3.80%
Restricted Stock Units (RSUs)
Share-Based Compensation
Award vesting percentage (as a percent)	33.33%
Award vesting period	3 years
Performance Shares
Share-Based Compensation
Award vesting period	3 years
Multiplier, low end of range	0
Multiplier, high end of range	2